UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X        Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2022-INV1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01       AMC Diligence, LLC (“AMC”) Narrative (183 Loans)

99.02       AMC Rating Agency Grades Report (183 Loans)

99.03       AMC Exception Grades Report (183 Loans)

99.04       AMC Valuation Summary (183 Loans)

99.05       AMC Data Compare Report (183 Loans)

99.06       AMC Narrative (242 Loans)

99.07       AMC Rating Agency Grades Report (242 Loans)

99.08       AMC Exception Grades Report (242 Loans)

99.09       AMC Valuation Summary (242 Loans)

99.10       AMC Data Compare Report (242 Loans)

99.11       Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.12       Canopy Rating Agency Grades Detail Report

99.13       Canopy Rating Agency Grades Summary

99.14       Canopy Valuation Report

99.15       Canopy ATR QM Report

99.16       Canopy Data Compare Report

99.17       Inglet Blair, LLC (“Inglet Blair”) Narrative

99.18       Inglet Blair Loan Summary

99.19       Inglet Blair Exception Report

99.20       Inglet Blair Final Grading Summary

99.21       Inglet Blair QM Summary

99.22       Inglet Blair Supplemental Data Report

99.23       Inglet Blair Annaly Supplemental Data Report

99.24       Inglet Blair Data Comparison Report

99.25       Inglet Blair Valuation Report

99.26       Recovco Mortgage Management, LLC (“Recovco”) Narrative

99.27       Recovco Rating Agency Grades Report

99.28       Recovco Loan Level Exceptions Report

99.29       Recovco Exception Level Report

99.30       Recovco Data Comparison Report

99.31       Recovco Valuation Summary Report

99.32       Recovco QM ATR Report

99.33       Recovco Business Purpose Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: January 4, 2022	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory